Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Allowance for accounts receivable	$ 233	$ 667	$ 1,683
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	34,544,935	34,544,935	25,000,000
Common stock, shares outstanding	34,544,935	34,544,935	25,000,000
Other accrued liabilities	$ 480	$ 480